INCOME TAXES - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 81	$ 86
Noncurrent assets	81	86
Deferred tax assets	33,243	26,290
Deferred tax liabilities	67,856	32,965
Noncurrent liabilities	34,613	6,675
Net deferred tax liabilities	$ 34,532	$ 6,589